Parent company only condensed financial information - Schedule of Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 444,933	$ 69,820	¥ 549,979	$ 86,304	¥ 694,910	¥ 1,270,001
Restricted cash and time deposits	234,601	36,814	391,425
Restricted cash			141,952
Amount due from related party	107		574
Prepayments and other current assets	53,466	8,390	66,295
Total current assets	954,255	149,744	1,268,695
Noncurrent assets:
Intangible assets, net	21,675	3,401	25,172
Restricted cash, time deposits and investment	37,266	5,848	34,581
Restricted cash	8,973		7,254
Other noncurrent assets	33,873	5,315	46,936
Total noncurrent assets	115,667	18,150	135,039
Total assets	1,069,922	167,894	1,403,734
Current liabilities:
Accounts payable	103,782	16,286	185,904
Accrued expenses and other current liabilities	152,521	23,934	220,866
Total current liabilities	529,317	83,062	653,076
Non-current liabilities:
Other non-current liabilities	13,604	2,135	19,874
Total non-current liabilities	18,153	2,849	25,020
Total liabilities	547,470	85,911	678,096
Ordinary shares: US$0.0001 par value	286	45	286
Treasury stock, at cost (6,836,317 and 6,786,317 shares held as of December 31, 2020 and 2021, respectively)	(88,130)	(13,830)	(88,855)
Additional paid-in capital	1,902,587	298,557	1,885,951
Accumulated losses	(1,299,846)	(203,974)	(1,099,934)
Statutory Reserves	2,027	318	1,900
Accumulated other comprehensive income/(loss)	(15,419)	(2,420)	1,002
Total Jianpu's shareholders' equity	501,505	78,696	700,350
Total liabilities, mezzanine equity and shareholders' equity	1,069,922	167,894	1,403,734
Parent company
Current assets:
Cash and cash equivalents	1,952	306	5,615
Restricted cash			1,488
Amount due from related party	10,779	1,691	13,050
Prepayments and other current assets	1,152	181	2,102
Total current assets	13,883	2,178	22,255
Noncurrent assets:
Intangible assets, net	1,063	167	1,368
Restricted cash	23,293	3,655	22,327
Amount due from subsidiaries and VIEs	1,245,224	195,403	1,287,414
Other noncurrent assets	13,625	2,138	26,994
Total noncurrent assets	1,283,205	201,363	1,338,103
Total assets	1,297,088	203,541	1,360,358
Current liabilities:
Accounts payable	717	113	877
Deficit in subsidiaries and V I E s	723,803	113,581	577,872
Accrued expenses and other current liabilities	1,895	297	14,832
Total current liabilities	726,415	113,991	593,581
Non-current liabilities:
Amount due to subsidiaries and VIEs	56,903	8,929	59,237
Other non-current liabilities	12,265	1,925	7,190
Total non-current liabilities	69,168	10,854	66,427
Total liabilities	795,583	124,845	660,008
Ordinary shares: US$0.0001 par value	286	45	286
Treasury stock, at cost (6,836,317 and 6,786,317 shares held as of December 31, 2020 and 2021, respectively)	(88,130)	(13,830)	(88,855)
Additional paid-in capital	1,902,587	298,557	1,885,951
Accumulated losses	(1,299,846)	(203,974)	(1,099,934)
Statutory Reserves	2,027	318	1,900
Accumulated other comprehensive income/(loss)	(15,419)	(2,420)	1,002
Total Jianpu's shareholders' equity	501,505	78,696	700,350
Total liabilities, mezzanine equity and shareholders' equity	¥ 1,297,088	$ 203,541	¥ 1,360,358